787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 18, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds II, Inc.
(File No. 333-224376 and File No. 811-23346)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds II, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 27, 2018, to the Prospectus, dated July 17, 2018, for BlackRock Total Return V.I. Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated September 27, 2018 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8629.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP